BUSINESS COMBINATIONS - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017	Jan. 29, 2016
Current assets:
Goodwill	$ 39,920	$ 38,910	$ 8,406
EMC
Current assets:
Cash and cash equivalents	10,080
Short-term investments	1,765
Accounts receivable	2,810
Short-term financing receivables	64
Inventories, net	1,993
Other current assets	903
Total current assets	17,615
Property, plant, and equipment	4,490
Long-term investments	4,317
Long-term financing receivables, net	65
Goodwill	31,539
Purchased intangibles	31,218
Other non-current assets	445
Total assets	89,689
Current liabilities:
Short-term debt	905
Accounts payable	728
Accrued and other	3,259
Short-term deferred revenue	4,954
Total current liabilities	9,846
Long-term debt	5,474
Long-term deferred revenue	3,469
Deferred tax liabilities	6,625
Other non-current liabilities	324
Total liabilities	25,738
Total net assets	$ 63,951